Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (1,406)	$ (945)	$ (5,328)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for obsolete inventory	492	858	1,579
Depreciation and amortization	3,407	2,942	3,112
Loss on disposal of assets	1	36	80
Stock-based compensation and warrant expense	1,069	161	563
Changes in operating assets and liabilities:
Accounts receivable	(8,457)	(1,158)	(4,498)
Bank acceptance receivable	1,036	(1,034)	0
Inventory	(7,520)	(538)	(1,578)
Other current assets	(4,622)	(261)	473
Accounts payable	8,079	(961)	1,534
Accrued liabilities	1,369	542	(62)
Net cash used in operating activities	(6,552)	(358)	(4,125)
Investing activities:
Purchase of short-term investments	(7,970)	0	0
Purchase of property, plant and equipment	(9,600)	(3,178)	(1,790)
Proceeds from disposal of equipment	0	138	387
Deposits and deferred charges	(43)	(41)	(1)
Purchase of intangible assets	(123)	(209)	(167)
Net cash used in investing activities	(17,736)	(3,290)	(1,571)
Financing activities:
Proceeds from issuance of notes payable and long-term debt	2,851	845	0
Principal payments of long-term debt and notes payable	(285)	(707)	(245)
Proceeds from line of credit borrowings	23,192	15,560	16,098
Repayments of line of credit borrowings	(23,008)	(13,692)	(15,200)
Proceeds from bank acceptance payable	6,778	3,746	662
Repayments of bank acceptance payable	(6,026)	(2,894)	0
Repayments of shareholder loans	0	(150)	(1,200)
Increase in restricted cash	(249)	(193)	(155)
Exercise of stock options	173	5	16
Exercise of warrants	494	0	0
Common stock issued for consultant services	0	0	1
Proceeds from initial public offering, net	31,448	0	0
Issuance of preferred stock, net	0	10,234	2,859
Net cash provided by financing activities	35,368	12,754	2,836
Effect of exchange rate changes on cash	203	(150)	136
Net increase (decrease) in cash	11,283	8,956	(2,724)
Cash and cash equivalents at beginning of year	10,723	1,768	4,492
Cash and cash equivalents at end of year	22,006	10,723	1,768
Cash paid for:
Interest	1,133	1,469	1,392
Income taxes	1	0	1
Conversion of shareholders' loan to preferred stock	$ 0	$ 760	$ 1,100